Investment Securities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Investment Securities [Line Items]
Gross realized gains on sales of Available-for-sale debt securities	¥ 85,525	¥ 42,123	¥ 151,015
Gross realized losses on sales of Available-for-sale debt securities	36,698	¥ 48,606	44,662
Corporate bonds
Investment Securities [Line Items]
Other-than-temporary impairment ("OTTI") losses of debt securities included in Investment securities gains (losses)—net	¥ 47,281		¥ 1,590